                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7676

                    Van Kampen Municipal Opportunity Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



PAR
AMOUNT
(000)    DESCRIPTION                                                          COUPON        MATURITY             VALUE
         MUNICIPAL BONDS    164.0%
         ALABAMA     2.5%
$1,000   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                 5.875%        11/15/24          $  1,020,940
 1,035   Lee Cnty, AL Sch Wts Ltd Oblig (MBIA Insd)                           5.000         02/01/16             1,098,632
 1,090   Lee Cnty, AL Sch Wts Ltd Oblig (MBIA Insd)                           5.000         02/01/17             1,150,615
 1,000   Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp Ser A           5.600         11/01/16               966,130
                                                                                                            --------------
                                                                                                                 4,236,317
                                                                                                            --------------

         ARIZONA     6.2%
 5,000   Arizona Sch Fac Brd Ctfs Ser B (FGIC Insd)                           5.250         09/01/18             5,387,100
 2,235   Arizona Tourism & Sports Auth Tax Rev
         Multipurpose Stad Fac Ser A (MBIA Insd)                              5.375         07/01/21             2,403,631
 2,685   South Campus Group LLC AZ Std Hsg Rev
         AZ St Univ South Campus Proj (MBIA Insd)                             5.625         09/01/35             2,864,170
                                                                                                            --------------
                                                                                                                10,654,901
                                                                                                            --------------

         CALIFORNIA    22.8%
 7,195   Anaheim, CA Pub Fin Auth Lease Rev Cap
         Apprec Sub Pub Impt Proj Ser C (FSA Insd)                                *         09/01/21             2,975,564
 1,300   Anaheim, CA Pub Fin Auth Lease Rev
         Pub Impt Proj Ser C (FSA Insd)                                       6.000         09/01/16             1,521,845
 2,000   California St Dept Wtr Res Pwr Ser A                                 6.000         05/01/15             2,234,420
 2,345   California St Dept Wtr Res Pwr Supply Rev Ser A (XLCA Insd)          5.375         05/01/17             2,551,477
 2,500   California St Pub Wks Brd Dept Corrections Ser C                     5.000         06/01/24             2,473,475
 4,600   California St Pub Wks Brd Lease Rev
         Var Univ CA Proj Ser A Rfdg (a)                                      5.500         06/01/10             5,072,926
 5,905   California St Pub Wks Brd Lease Rev
         Var Univ CA Proj Ser A Rfdg                                          5.500         06/01/14             6,527,505
 5,000   Foothill/Eastern Corridor Agy CA Toll Rd
         Rev Cap Apprec Rfdg (MBIA Insd)                                          *         01/15/18             2,461,100
 2,000   Foothill/Eastern Corridor Agy CA Toll Rd
         Rev Sr Lien Ser A  (Prerefunded @ 01/01/07)                          6.500         01/01/32             2,209,740
 5,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                        5.250         07/01/20             5,339,100
 2,465   Los Angeles, CA Uni Sch Dist Ser B (FGIC Insd)                       5.000         07/01/23             2,516,124
 3,070   Washington, CA Uni Sch Dist Yolo Cnty Ser A (FGIC Insd) (b)          5.250         08/01/20             3,279,896
                                                                                                            --------------
                                                                                                                39,163,172
                                                                                                            --------------

         COLORADO    10.2%
 1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy
         Rev E-470 Proj (Prerefunded @ 08/31/05)                              7.000         08/31/26             1,087,720
 7,500   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy
         Rev E-470 Proj Ser C (Prerefunded @ 08/31/05)                            *         08/31/26             1,535,775
 1,945   Colorado Ed & Cultural Impt Charter Sch
         Pinnacle Rfdg (XLCA Insd)                                            5.250         06/01/23             2,022,216
 1,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A           5.500         03/01/32             1,023,280
 1,250   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth            6.500         11/15/31             1,353,275
 1,500   Denver, CO City & Cnty Arpt Rev Ser D (AMT)                          7.750         11/15/13             1,808,640
 3,515   E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (MBIA Insd)                *         09/01/13             2,360,604
 6,160   E-470 Pub Hwy Auth CO Rev Sr Ser A (MBIA Insd)                       5.000         09/01/21             6,320,283
                                                                                                            --------------
                                                                                                                17,511,793
                                                                                                            --------------

         FLORIDA    3.0%
 5,000   Osceola Cnty, FL Trans Rev Osceola
         Pkwy Proj & Rfdg (MBIA Insd)                                         5.000         04/01/22             5,188,000
                                                                                                            --------------
         ILLINOIS    16.7%

 3,750   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                              *         01/01/32             811,687
 3,365   Chicago, IL Cap Apprec
         (Prerefunded @ 07/01/05) (AMBAC Insd)                                     *         01/01/17           1,594,909
   460   Chicago, IL Single Family Mtg
         Rev Ser A (AMT) (GNMA Collateralized)                                 7.000         09/01/27             462,121
    70   Chicago, IL Single Family Mtg
         Rev Ser B (AMT) (GNMA Collateralized)                                 7.625         09/01/27              70,618
 3,345   Cook Cnty, IL Sch Dist No 100 Berwyn South Ser D (FSA Insd)           5.500         12/01/23           3,620,293
 2,540   Cook Cnty, IL Sch Dist No 122 Oak
         Lawn Cap Apprec (FGIC Insd)                                               *         12/01/15           1,501,750
 4,500   Cook Cnty, IL Ser A (FGIC Insd)                                       5.500         11/15/31           4,700,250
 1,000   Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac Ser A             7.375         07/01/25           1,067,190
 2,500   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                     5.500         08/15/43           2,523,550
 8,000   Illinois St First Ser (FSA Insd)                                      5.250         12/01/19           8,515,120
 3,400   Illinois St First Ser (FSA Insd)                                      5.250         04/01/27           3,498,294
   365   Peoria, Moline & Freeport, IL Coll Mtg Ser A (AMT)
         (GNMA Collateralized)                                                 7.600         04/01/27             369,836
                                                                                                            --------------
                                                                                                               28,735,618
                                                                                                            --------------

         INDIANA    9.5%
 2,805   Dekalb Eastn High Sch Bldg Corp Ind First Mtg (FSA Insd)              6.000         01/15/18           3,202,468
 4,000   East Chicago, IN Elementary Sch Bldg Corp First Mtg Ser A             6.250         07/05/08           4,440,400
 3,000   Indiana Hlth Fac Fin Auth Hosp
         Rev Columbus Regl Hosp Rfdg (FSA Insd)                                7.000         08/15/15           3,653,670
 2,000   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                      5.950         12/01/29           2,000,480
 2,850   Southwest Parke Cmnty Sch Bldg First Mtg (FGIC Insd)                  5.250         07/15/21           3,023,508
                                                                                                            --------------
                                                                                                               16,320,526
                                                                                                            --------------

         LOUISIANA    8.1%
 2,500   Louisiana Loc Govt Envir Fac
         Pkg Fac Corp Garage Proj Ser A (AMBAC Insd)                           5.375         10/01/31           2,579,275
 6,000   New Orleans, LA Rfdg (MBIA Insd)                                      5.125         09/01/21           6,266,880
 2,000   New Orleans, LA Rfdg (FGIC Insd)                                      5.500         12/01/21           2,253,040
 2,800   Saint Charles Parish, LA Solid
         Waste Disp Rev LA Pwr & Lt Co Proj (AMT) (FSA Insd) (a)               7.050         04/01/22           2,811,620
                                                                                                            --------------
                                                                                                               13,910,815
                                                                                                            --------------

         MASSACHUSETTS    5.0%
 2,000   Massachusetts Muni Whsl Elec Co Proj No 6-A (MBIA Insd)               5.250         07/01/16           2,149,300
 5,000   Massachusetts St Cons Ln Ser E
         (Prerefunded @ 01/01/13) (FSA Insd)                                   5.250         01/01/20           5,482,200
 1,000   Massachusetts St Hlth & Ed Fac Auth
         Rev Saint Mem Med Ctr Ser A                                           6.000         10/01/23             934,240
                                                                                                            --------------
                                                                                                                8,565,740
                                                                                                            --------------

         MICHIGAN    3.3%
 3,000   Detroit, MI City Sch Dist Sch Bldg &
         Site Impt Ser A (FGIC Insd)                                           5.375         05/01/24           3,164,640
 1,495   Michigan St Hsg Dev Auth Multi-Family
         Rev Ltd Oblig Ser A Rfdg (GNMA Collateralized)                        6.600         04/01/30           1,536,187
 1,000   Michigan St Strategic Fd Ltd Oblig
         Rev Detroit Edison Poll Ctl Ser B Rfdg (AMT)                          5.650         09/01/29           1,009,230
                                                                                                            --------------
                                                                                                                5,710,057
                                                                                                            --------------

         MINNESOTA    1.1%
 2,000   Duluth, MN Econ Dev Auth Benedictine Hlth Sys Saint Marys             5.250         02/15/33           1,938,160
                                                                                                            --------------

         MISSISSIPPI    4.9%
 2,000   Mississippi Business Fin Corp MS Pollutn
         Ctl Rev Sys Energy Res Inc Proj Rfdg                                5.900         05/01/22            2,017,140
 2,000   Mississippi Dev Bk Spl Oblig Cap Proj &
         Equip Acquisition Ser A2  (AMBAC Insd)                              5.000         07/01/24            2,054,740

 1,550   Mississippi Dev Bk Spl Oblig Madison Cnty Hosp Proj
         (Prerefunded @ 07/01/09)                                            6.400         07/01/29            1,809,485
 2,595   Mississippi Dev Bk Spl Oblig MS Ltd Oblig
         Hosp Impts (MBIA Insd)                                              5.250         07/01/32            2,630,863
                                                                                                           -------------
                                                                                                               8,512,228
                                                                                                           -------------

         MISSOURI    7.8%
 2,000   Cape Girardeau Cnty, MO Indl Dev Auth
         Hlthcare Fac Rev Southeast MO Hosp Assoc                            5.625         06/01/27            1,997,280
 1,250   Cole Cnty, MO Indl Dev Auth Living Fac
         Rev Lutheran Svcs Heisinger Proj                                    5.500         02/01/35            1,252,750
 1,500   Saint Louis Cnty, MO Mtg Rev Ctf
         Rcpt Ser H (AMT) (Escrowed to Maturity)                             5.400         07/01/18            1,632,780
 5,855   Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A (MBIA Insd)             5.250         07/01/31            5,948,036
 2,380   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA Insd)             5.375         07/01/19            2,554,240
                                                                                                           -------------
                                                                                                              13,385,086
                                                                                                           -------------

         NEBRASKA    2.5%
 4,260   University NE Univ Rev Lincoln Student Fees & Fac Ser B             5.000         07/01/23            4,343,965
                                                                                                           -------------

         NEW JERSEY    4.5%
 1,000   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp
         Ctr at Passaic (Escrowed to Maturity) (FSA Insd)                    6.000         07/01/06            1,053,590
 4,000   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
         Rev Pollutn Ctl Pub Svc Elec & Gas Ser A (AMT) (MBIA Insd)          5.450         02/01/32            4,032,720
 2,500   Secaucus, NJ Muni Util Auth Swr Rev Ser A Rfdg                      6.000         12/01/08            2,587,350
                                                                                                           -------------
                                                                                                               7,673,660
                                                                                                           -------------

         NEW YORK    9.6%
 3,250   New York City Hlth & Hosp Corp Rev
         Hlth Sys Ser A (AMBAC Insd)                                         5.000         02/15/11            3,527,453
 3,000   New York City Muni Wtr Fin Auth Wtr &
         Sew Sys Rev Ser A (AMBAC Insd)                                      5.000         06/15/35            2,997,000
 2,500   New York City Ser A                                                 7.000         08/01/04            2,500,375
 1,870   New York City Ser A1                                                6.375         08/01/10            1,978,778
 3,130   New York City Ser A1 (Prerefunded @ 08/01/05)                       6.375         08/01/10            3,312,072
 1,520   New York St Dorm Auth Rev Insd
         John T Mather Mem Hosp (Connie Lee Insd)                            6.500         07/01/09            1,747,711
   500   New York St Energy Res & Dev Auth
         St Service Contract Rev Ser B                                       5.500         04/01/05              512,970
                                                                                                           -------------
                                                                                                              16,576,359
                                                                                                           -------------

         OHIO    2.5%
 1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                      7.500         01/01/30            1,096,730
 1,000   Franklin Cnty, OH Hosp Rev Holy Cross
         Hlth Sys Ser B Rfdg (MBIA Insd)                                     5.250         06/01/08            1,022,950
 1,040   Lorain Cnty, OH Hosp Rev EMH
         Regl Med Ctr Rfdg (AMBAC Insd)                                      7.750         11/01/13            1,134,661
   950   Strongsville, OH (Prerefunded @ 12/01/06)                           6.700         12/01/11            1,068,294
                                                                                                           -------------
                                                                                                               4,322,635
                                                                                                           -------------

         OKLAHOMA    2.6%

1,000   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                 6.250         11/01/22           1,154,300
2,960   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Ctr Proj
        Rfdg (Escrowed to Maturity) (Connie Lee Insd)                         6.250         06/01/07           3,261,802
                                                                                                          --------------
                                                                                                               4,416,102
                                                                                                          --------------

        OREGON    2.8%
  980   Oregon St Vets Welfare Ser 76A                                        6.050         10/01/28           1,002,168
3,580   Yamhill Cnty, OR Sch Dist No 029J Newburg (MBIA Insd)                 5.250         06/15/21           3,786,602
                                                                                                          --------------
                                                                                                               4,788,770
                                                                                                          --------------

        PENNSYLVANIA    4.5%
4,680   Erie, PA Sch Dist Cap Apprec Rfdg (FSA Insd)                              *         09/01/20           2,108,012
2,500   Harrisburg, PA Res Gtd Sub Ser D-2 (Variable
        Rate Coupon) (FSA Insd)                                               5.000         12/01/33           2,678,350
1,500   Pennsylvania Econ Dev Fin Auth
        Res Recovery Rev Colver Proj Ser D (AMT)                              7.050         12/01/10           1,543,620
   45   Pennsylvania Hsg Fin Agy Single
        Family Ser 56A (AMT) (FHA/VA Gtd)                                     6.150         10/01/27              46,262
1,315   State Pub Sch Bldg Auth PA Sch Rev Burgettstown
        Sch Dist Ser D (Prerefunded @ 02/01/05) (MBIA Insd)                   6.450         02/01/10           1,348,270
                                                                                                          --------------
                                                                                                               7,724,514
                                                                                                          --------------

        RHODE ISLAND    2.4%
3,975   Rhode Island St Econ Dev Corp Arpt
        Rev Ser A Rfdg (AMT) (FSA Insd)                                       5.000         07/01/17           4,089,162
                                                                                                          --------------

        SOUTH CAROLINA    4.1%
3,115   Greenville, SC Impt & Rfdg (MBIA Insd)                                5.250         04/01/21           3,298,193
3,750   South Carolina Jobs Econ Dev Auth Indl Rev
        Elec & Gas Co Proj Ser B (AMT) (AMBAC Insd)                           5.450         11/01/32           3,840,488
                                                                                                          --------------
                                                                                                               7,138,681
                                                                                                          --------------

        SOUTH DAKOTA    0.8%
1,375   Deadwood, SD Ctf Part (ACA Insd)                                      6.375         11/01/20           1,452,165
                                                                                                          --------------

        TENNESSEE    0.9%
1,300   Johnson City, TN Hlth & Ed Fac Brd Hosp
        Rev First Mtg Ser A Rfdg (MBIA Insd)                                  7.500         07/01/25           1,598,545
                                                                                                          --------------

        TEXAS    10.5%
2,335   Beaumont, TX Wtrwks & Swr Sys (FGIC Insd)                             6.250         09/01/14           2,687,608
2,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp                                5.375         01/01/32           1,963,320
1,500   Brazos River Auth TX Pollutn Ctl Rev Adj TXU
        Elec Co Proj Ser C Rfdg (Variable Rate Coupon) (AMT)                  5.750         05/01/36           1,547,535
2,000   Harris Cnty, TX Hlth Fac Dev Corp Hosp
        Rev Hermann Hosp Proj (Prerefunded @ 10/01/04) (AMT)                  6.375         10/01/24           2,036,540
5,000   Houston, TX Util Sys Rev Comb First Lien Ser A (FSA Insd)             5.250         05/15/20           5,349,200
1,000   Mesquite, TX Hlth Fac Dev Corp Retirement
        Fac Christian Care Ctr Ser A                                          7.625         02/15/28           1,044,970
1,500   Metropolitan Hlth Fac Dev Corp TX Wilson
        N Jones Mem Hosp Proj                                                 7.250         01/01/31           1,422,180
2,000   Texas St Wtr Fin Assistance                                           5.500         08/01/35           2,087,340
                                                                                                          --------------
                                                                                                              18,138,693
                                                                                                          --------------

        UTAH    0.0%
   80   Utah St Hsg Fin Agy Single Family Mtg Sr
        Issue Ser B-2 (AMT) (FHA/VA Gtd)                                      6.500         07/01/15              80,281
                                                                                                          --------------

        VIRGINIA    4.1%
2,000   Fairfax Cnty, VA Ctf Part                                          5.300         04/15/23              2,075,780
1,500   Henrico Cnty, VA Indl Dev Auth Pub Fac Lease
        Rev Henrico Cnty Regl Jail Proj (Prerefunded @ 08/01/05)           6.500         08/01/10              1,603,110
1,380   Richmond, VA Indl Dev Auth Govt
        Fac Rev Bonds (AMBAC Insd)                                         5.000         07/15/14              1,495,961
1,715   Richmond, VA Indl Dev Auth Govt
        Fac Rev Bonds (AMBAC Insd)                                         5.000         07/15/17              1,846,558
                                                                                                           -------------
                                                                                                               7,021,409
                                                                                                           -------------

        WASHINGTON    2.2%
  700   Quinault Indian Nation, WA Quinault
        Beach Ser A Rfdg & Impt (ACA Insd)                                 5.800         12/01/15                729,218
3,000   Spokane, WA Pub Fac Dist Hotel Motel
        & Sales Use Tax (MBIA Insd)                                        5.250         09/01/33              3,069,810
                                                                                                           -------------
                                                                                                               3,799,028
                                                                                                           -------------

        WEST VIRGINIA    1.6%
  500   Harrison Cnty, WV Cnty Cmnty Solid Waste Disp
        Rev West PA Pwr Co Ser C (AMT) (AMBAC Insd)                        6.750         08/01/24               511,935
2,215   West Virginia St Wtr Dev Auth Wtr Dev Rev
        Ln Pgm II Ser A (Prerefunded @ 11/01/04) (FSA Insd)                6.750         11/01/33             2,289,468
                                                                                                           ------------
                                                                                                              2,801,403
                                                                                                           ------------

        WISCONSIN    1.6%
2,490   Wisconsin St Hlth & Ed Fac Auth
        Rev Bellin Mem Hosp (AMBAC Insd)                                   6.625         02/15/08             2,728,866
                                                                                                           ------------

        PUERTO RICO    5.7%
8,000   Puerto Rico Comwlth Hwy & Trans Auth
        Hwy Rev Ser Y Rfdg (FSA Insd)                                      6.250         07/01/21             9,758,000
                                                                                                           ------------

TOTAL LONG-TERM INVESTMENTS    164.0%
   (Cost $269,611,074)                                                                                      282,284,651

SHORT-TERM INVESTMENTS    3.0%
   (Cost $5,200,000)                                                                                          5,200,000
                                                                                                           ------------
TOTAL INVESTMENTS    167.0%
   (Cost $274,811,074)                                                                                      287,484,651

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                                                (320,821)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (66.8%)                                              (115,016,108)
                                                                                                           ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                           $172,147,722
                                                                                                           ============

             Percentages are calculated as a percentage of net assets applicable to common shares.
*            Zero coupon bond
(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(b) Securities purchased on a when-issued or delayed delivery basis.

ACA          - American Capital Access
AMBAC        - AMBAC Indemnity Corp.
AMT          - Alternative Minimum Tax
Connie Lee   - Connie Lee Insurance Co.
FGIC         - Financial Guaranty Insurance Co.
FHA/VA       - Federal Housing Administration/Department of Veterans Affairs
FSA          - Financial Security Assurance Inc.
GNMA         - Government National Mortgage Association
MBIA         - Municipal Bond Investors Assurance Corp.
XLCA         - XL Capital Assurance Inc.


Future contracts outstanding as of July 31, 2004.

                                                                         UNREALIZED
                                                                        APPRECIATION/
                                                         CONTRACTS      DEPRECIATION
                                                       ------------    --------------
SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures September 2004
  (Current Notional Value of $110,719 per contract)              94         ($275,524)
  U.S. Treasury Notes 5-Year Futures September 2004
  (Current Notional Value of $109,500 per contract)             462          (815,615)
                                                       ------------    --------------
                                                                556       ($1,091,139)
                                                       ============    ==============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004